NOTE 5. SHAREHOLDER'S EQUITY	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
NOTE 5. SHAREHOLDER'S EQUITY

NOTE 5.   SHAREHOLDER’S EQUITY

Upon formation, the Board of Directors issued 10,000,000 shares of common stock for $1,000 in services to the founding shareholder of the Company. The founding shareholder made a contribution of $749 in additional paid in capital.

The stockholders’ equity section of the Company contains the following classes of capital stock as of September 30, 2013.

•	Common stock, $ 0.0001 par value: 100,000,000 shares authorized; 10,000,000 shares issued and outstanding

•	Preferred stock, $ 0.0001 par value: 5,000,000 shares authorized; but not issued and outstanding.